Deferred tax assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets and liabilities
Deferred tax liabilities before offsetting	€ 6,937	€ 8,724
Deferred tax assets available for offset	(2,132)	(3,143)
Deferred tax liabilities	4,805	5,581
Deferred tax assets before offsetting (net of accumulated write-down provisions)	8,848	9,465
Deferred tax liabilities available for offset	(2,132)	(3,143)
Deferred tax assets	€ 6,716	€ 6,322